Share based compensation (Details 3)	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2017 Numberofunits	Dec. 31, 2016 Numberofunits
Disclosure of Share based compensation [Abstract]
Balance at Beginning		1,327,663	666,092
Granted		723,676	661,571
Settlements	402,582	(402,582)
Forfeited/cancelled		18,377
Balance at Ending		1,580,299	1,327,663